Annual Total Returns [BarChart] - Natixis Sustainable Future 2060 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(6.08%)
Annual Return 2019	25.78%
Annual Return 2020	17.36%